ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 311,813	$ 286,042
Refund liabilities	73,772	57,500
Accrued operating expenses	102,736	60,714
Income tax payable	65,138	50,662
Other taxes payable	16,227	20,187
Professional service fee payable	1,585	1,958
Others	10,956	14,848
Accrued expenses and other current liabilities	$ 582,227	$ 491,911